Consolidated Statements of Profit or Loss ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenue		₨ 913,720	$ 14,033	₨ 717,207	₨ 639,493
Cost of sales	[1]	(655,908)	(10,074)	(533,989)	(875,756)
Gross profit / (loss)		257,812	3,959	183,218	(236,263)
Other operating income		5,373	83	5,186	4,785
Distribution expenses		(15,553)	(239)	(16,361)	(12,070)
Administration expenses		(24,101)	(370)	(19,299)	(25,274)
Operating profit / (loss)		223,531	3,433	152,744	(268,822)
Investment and other income		30,986	476	45,428	43,998
Finance and other costs		(141,182)	(2,168)	(61,600)	(59,584)
Profit (loss) before tax		113,335	1,741	136,572	(284,408)
Income tax (expense) / benefit		(66,426)	(1,020)	(38,027)	103,060
Profit / (loss) for the year		46,909	721	98,545	(181,348)
Profit / (loss) attributable to:
Equity holders of the parent		13,705	210	55,033	(125,153)
Non-controlling interests		33,204	511	43,512	(56,195)
Profit / (loss) for the year		₨ 46,909	$ 721	₨ 98,545	₨ (181,348)
Earnings / (loss) per share
Basic | (per share)		₨ 3.69	$ 0.06	₨ 18.57	₨ (42.21)
Diluted | (per share)		₨ 3.69	$ 0.06	₨ 18.56	₨ (42.21)
Weighted average number of equity shares used in computing earnings per share
Basic		3,709,778,760	3,709,778,760	2,964,333,584	2,965,004,871
Diluted		3,717,466,311	3,717,466,311	2,965,560,871	2,965,004,871

[1]	Cost of sales for the year ended March 31, 2016, March 31, 2017 and March 31, 2018 includes net impairment (charge)/ reversal of ₹ (339,549) million, ₹ (1,162) million and ₹ 44,679 million ($ 686 million) respectively (Refer note 8a & 8b).